Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of property and equipment
We record property and equipment at cost and depreciate them using the straight-line method over their estimated useful lives as follows:

Useful Life (in years)
Equipment, servers and computers	3 - 5
Furniture and fixtures	5 - 7
Software	3 - 5
Leasehold improvements	Lesser of lease term or useful life
Property and equipment, net including software, consisted of the following:

	December 31,
	2021	2020

	(in thousands)
Servers, equipment and computers	$32,524	$29,025
Furniture and fixtures	6,409	3,474
Software	602	1,022
Leasehold improvements	21,408	8,740
	$60,943	$42,261
Less: Accumulated depreciation and amortization	(22,195)	(22,671)
Property and equipment, net	$38,748	$19,590
Depreciation and amortization expense on property and equipment was as follows for the years ended December 31, 2021, 2020, and 2019:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Depreciation and amortization	$12,226	$6,581	$5,783

Disaggregation of Revenue
Our revenue consists of the following:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Subscription revenue	$336,845	$292,027	$251,695
Other revenue	9,611	10,844	11,823
Total subscription and other revenue	$346,456	$302,871	$263,518

During the periods ended December 31, 2021, 2020 and 2019, respectively, we recognized the following revenue from subscription and other services at a point in time and over time:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Revenue recognized at a point in time	$62,204	$57,943	$49,510
Revenue recognized over time	284,252	244,928	$214,008
Total revenue recognized	$346,456	$302,871	$263,518

Details of Total Deferred Revenue Balance
Details of our total deferred revenue balance was as follows:

Total Deferred Revenue
(in thousands)
Balance as of December 31, 2019	$8,172
Deferred revenue recognized	(13,619)
Additional amounts deferred	15,117
Balance as of December 31, 2020	$9,670
Deferred revenue recognized	(17,517)
Additional amounts deferred	18,745
Balance as of December 31, 2021	$10,898

Remaining Performance Obligations for Revenue Recognition
We expect to recognize revenue related to these remaining performance obligations as of December 31, 2021 as follows:

	Revenue Recognition Expected by Period
	Total	Less than 1 year	1-3 years	More than 3 years

	(in thousands)
Expected recognition of deferred revenue	$10,898	$10,675	$223	$—

Schedule of Advertising Expense	Advertising expense was as follows for the years ended December 31, 2021, 2020, and 2019:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Advertising expense	$18,534	$13,903	$12,774

Changes in Accumulated Other Comprehensive Income (Loss) by Component
Changes in accumulated other comprehensive income (loss) by component are summarized below:

	Foreign Currency Translation Adjustments	Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance as of December 31, 2019	$6,577	$6,577
Other comprehensive gain before reclassification	42,414	42,414
Net current period other comprehensive income	42,414	42,414
Balance as of December 31, 2020	48,991	48,991
Other comprehensive loss before reclassification	(33,938)	(33,938)
Net current period other comprehensive loss	(33,938)	(33,938)
Balance as of December 31, 2021	$15,053	$15,053

Schedule of Stock Option Valuation Assumptions
We estimated the fair value for stock options at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

Year Ended December 31,
2021

Expected dividend yield	—%
Volatility	45.5%
Risk-free rate of return	0.5%
Expected life	3.47 years

Schedule of Stock-Based Compensation Expense	The impact to our income (loss) before income taxes due to stock-based compensation expense and the related income tax benefits were as follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Impact to income (loss) before income taxes due to stock-based compensation	$29,430	$21,053	$8,662
Income tax benefit related to stock-based compensation	310	241	161
Stock-based compensation expense for the years ended December 31, 2021, 2020 and 2019 was $29.4 million, $21.1 million and $8.7 million, respectively, as summarized below:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Cost of revenue	$1,010	$670	$499
Sales and marketing	8,761	4,409	3,543
Research and development	4,659	3,189	2,275
General and administrative	15,000	12,785	2,345
Total stock-based compensation expense	$29,430	$21,053	$8,662